Schedule of Rollforward of Level Three Assets and Liabilities Held at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	$ 312		$ 2,919		$ 9,648
Level 3 assets, Total gains (losses) included in net income					(4)	[1]
Level 3 assets, Total gains (losses) included in OCI					42
Level 3 assets, Transfers into Level 3
Level 3 assets, Transfers out of Level 3			(2,321)		(15,643)
Level 3 liabilities, Balance at beginning of period	(314,926)		(506,678)		(494,149)
Level 3 liabilities, Total gains (losses) included in net income	43,244	[2]	131,054	[3]	(110,951)	[1]
Level 3 liabilities, Total gains (losses) included in OCI
Level 3 liabilities, Transfers into Level 3
Level 3 liabilities, Transfers out of Level 3
Level 3 assets, Purchases					10,000
Level 3 assets, Sales
Level 3 assets, Issues
Level 3 assets, Settlements	(312)		(286)		(1,124)
Level 3 assets, Balance at end of period			312		2,919
Level 3 liabilities, Purchases
Level 3 liabilities, Sales
Level 3 liabilities, Issues	(6,621)		(11,024)		(55,559)
Level 3 liabilities, Settlements	10,444		71,722		153,981
Level 3 liabilities, Balance at end of period	(267,859)		(314,926)		(506,678)
Corporate
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	312		598		852
Level 3 assets, Total gains (losses) included in OCI					199
Level 3 assets, Transfers into Level 3
Level 3 assets, Transfers out of Level 3					(10,199)
Level 3 assets, Purchases					10,000
Level 3 assets, Sales
Level 3 assets, Issues
Level 3 assets, Settlements	(312)		(286)		(254)
Level 3 assets, Balance at end of period			312		598
Residential mortgage-backed securities ("RMBS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period			2,321		6,880
Level 3 assets, Total gains (losses) included in net income					(4)	[1]
Level 3 assets, Total gains (losses) included in OCI					(108)
Level 3 assets, Transfers into Level 3
Level 3 assets, Transfers out of Level 3			(2,321)		(3,577)
Level 3 assets, Sales
Level 3 assets, Issues
Level 3 assets, Settlements					(870)
Level 3 assets, Balance at end of period					2,321
Commercial mortgage-backed securities ("CMBS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period					1,916
Level 3 assets, Total gains (losses) included in OCI					(49)
Level 3 assets, Transfers into Level 3
Level 3 assets, Transfers out of Level 3					(1,867)
Level 3 assets, Sales
Level 3 assets, Issues
Derivatives embedded in life and annuity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period	(314,926)		(506,678)		(494,149)
Level 3 liabilities, Total gains (losses) included in net income	43,244	[2]	131,054	[3]	(110,951)	[1]
Level 3 liabilities, Total gains (losses) included in OCI
Level 3 liabilities, Transfers into Level 3
Level 3 liabilities, Transfers out of Level 3
Level 3 liabilities, Purchases
Level 3 liabilities, Sales
Level 3 liabilities, Issues	(6,621)		(11,024)
Level 3 liabilities, Settlements	10,444		71,722
Level 3 liabilities, Balance at end of period	$ (267,859)		$ (314,926)		$ (506,678)

[1]	The amount attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $(106.6) million in interest credited to contractholder funds and $(4.3) million in contract benefits. These amounts are ceded in accordance with the Company's reinsurance agreements.
[2]	The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $33.0 million in interest credited to contractholder funds and $10.2 million in contract benefits. These amounts are ceded in accordance with the Company's reinsurance agreements.
[3]	The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits. These amounts are ceded in accordance with the Company's reinsurance agreements.